Share-based payments - Summary of RSUs (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 SEK (kr)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value, Granted | kr		kr 115.9
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments, Forfeited	(131,770)
Number of instruments, Ending balance	1,701,007
Restricted Stock Units | Granted May
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value, Granted | $	$ 17.00
Number of warrants, granted	1,257,127
Restricted Stock Units | Granted November
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value, Granted | $	$ 9.92
Number of warrants, granted	575,650